Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Golden Heaven Group Holdings Ltd.
Entity Central Index Key	0001928340
Entity File Number	001-41675
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Jan. 22, 2020
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 8 Banhouhaichuan RdXiqin Town
Entity Address, Address Line Two	Yanping DistrictNanping City
Entity Address, City or Town	Fujian Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	353001
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $1.875 per share
Trading Symbol	GDHG
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	2,460,521
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	71,574
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jin Xu
Contact Personnel Email Address	xj@jsyoule.com
Entity Address, Address Line One	No. 8 Banhouhaichuan RdXiqin Town
Entity Address, Address Line Two	Yanping DistrictNanping City
Entity Address, City or Town	Fujian Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	353001
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	0599 8508022